Balances and transactions with related parties and affiliated companies	6 Months Ended
Jun. 30, 2019
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Balances and transactions with related parties and affiliated companies

Note 14. Balances and transactions with related parties and affiliated companies

Related-Parties

For the six-month period ended June 30, 2019, significant operations with related parties by Coca-Cola FEMSA for an amount of approximately of Ps. 17,238 for the purchase of concentrate from The Coca-Cola Company; and by FEMCO – Proximity and Coca-Cola FEMSA with Heineken for an amount of approximately of Ps. 15,682 for purchases of beer from Heineken Group, mainly. Also, Coca-Cola FEMSA and FEMCO – Proximity perfomed significant operations with Jugos del Valle, S.A.P.I. de C.V. for an amount of Ps 2,110 related to juice purchases.

For the six-month period ended June 30, 2018, significant operations with related parties by Coca-Cola FEMSA for an amount of approximately of Ps. 17,978 for the purchase of concentrate from The Coca-Cola Company; and by FEMCO – Proximity and Coca-Cola FEMSA with Heineken for an amount of approximately of Ps. 15,622 for purchases of beer from Heineken Group, mainly. Also, Coca-Cola FEMSA and FEMCO – Proximity perfomed significant operations with Jugos del Valle, S.A.P.I. de C.V. for an amount of Ps 2,359 related to juice purchases.

Commitments with related parties

Related Party	Commitment	Conditions
Heineken Group	Supply	Supply of all beer products in Mexico’s OXXO stores. The contract may be renewed for five years or additional periods. At the end of the contract OXXO will not hold exclusive contract with another supplier of beer for the next 3 years. Commitment term, Jan 1st, 2010 to Jun 30, 2020.

On February 26, 2019, the Company through its subsidiary Cadena Comercial OXXO, S.A. de C.V. (“OXXO”) has signed an agreement with HEINEKEN Group (“Cervezas Cuauhtémoc Moctezuma, S.A. de C.V.”) and both companies have agreed to an extension of their existing commercial relationship with certain important changes. Under the terms of the agreement, starting in April of 2019 and following a gradual process, OXXO will also start selling the beer brands of Grupo Modelo in certain regions of Mexico, covering the entire Mexican territory by the end of 2022.